SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
Stock options for the year ended December 31, 2016 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	856,986	7.75	3.28	$6,157
Granted	281,800	11.68
Exercised	(508,149)	6.55
Expired and forfeited	(6,200)	10.33

Outstanding at December 31, 2016	624,437	10.47	3.55	$4,576

Vested and expected to vest at December 31, 2016	624,437	10.47	3.55	$4,576

Exercisable at December 31, 2016	330,337	9.41	2.75	$2,771

Schedule of RSUs
RSUs for the year ended December 31, 2016 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	15,500	0.1	$231
Granted	216,300
Vested	(37,500)
Cancelled and forfeited	(1,150)

Outstanding at December 31, 2016	193,150	2.02	$3,438

Vested and expected to vest at December 31, 2016	193,150	2.02	$3,438

Stock Options Under the Plans by Exercise Price
As of December 31, 2016, stock options under the 2013 Share Option Plan, as amended are as follows for the year ended December 31, 2016:

	Options outstanding at December 31, 2016			Options exercisable at December 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.56 - 4.86	50,587	3.28	1.76	50,587	3.28	1.76
5.17 - 8.60	70,750	6.49	2.16	70,750	6.49	2.16
10.49 – 14.52	503,100	11.75	3.93	209,000	11.88	3.19

	624,437			330,337

Departmental Allocation of Share-based Compensation Charge
The following table summarizes the departmental allocation of the Company's share-based compensation charges:

	Year ended December 31,
	2016 (*)	2015 (*)	2014

Cost of revenues	$118	$33	$12
Research and development, net	625	529	178
Selling and marketing, net	199	380	146
General and administrative	1,529	467	243

	$2,471	$1,409	$579

(*)	Including $1,331 and $342 of compensation cost related to RSUs for the year ended December 31, 2016 and 2015, respectively.